Document and Entity Information	Oct. 10, 2019
Cover [Abstract]
Entity Registrant Name	FIVE PRIME THERAPEUTICS, INC.
Security Exchange Name	NASDAQ
Amendment Flag	true
Entity Central Index Key	0001175505
Document Type	8-K/A
Document Period End Date	Oct. 10, 2019
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36070
Entity Tax Identification Number	26-0038620
Entity Address, Address Line One	111 Oyster Point Boulevard
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	415
Local Phone Number	365-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	FPRX
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A (this “Current Report”) amends the Current Report on Form 8-K filed by Five Prime Therapeutics, Inc., a Delaware corporation (“FivePrime”), with the Securities and Exchange Commission (“SEC”) on October 10, 2019 (the “Original Report”) and is being filed in order to amend and supplement FivePrime’s disclosure under Item 2.05 of the Original Report. The Original Report otherwise remains unchanged.